Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
June 30, 2024

Dates Covered
Collections Period	06/01/24 - 06/30/24
Interest Accrual Period	06/17/24 - 07/14/24
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/24	625,870,135.18	32,654
Yield Supplement Overcollateralization Amount 05/31/24	55,691,025.79	0
Receivables Balance 05/31/24	681,561,160.97	32,654
Principal Payments	25,137,356.72	630
Defaulted Receivables	1,049,473.16	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/24	52,831,298.73	0
Pool Balance at 06/30/24	602,543,032.36	31,988

Pool Statistics	$ Amount	# of Accounts
Pool Factor	56.36%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	9,065,586.74	373
Past Due 61-90 days	3,425,043.75	133
Past Due 91-120 days	587,279.83	24
Past Due 121+ days	0.00	0
Total	13,077,910.32	530

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.00%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.61%
Delinquency Trigger Occurred	NO

Recoveries	551,245.37
Aggregate Net Losses/(Gains) - June 2024	498,227.79
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.88%
Prior Net Losses/(Gains) Ratio	0.22%
Second Prior Net Losses/(Gains) Ratio	0.01%
Third Prior Net Losses/(Gains) Ratio	0.99%
Four Month Average	0.53%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.39%

Overcollateralization Target Amount	6,929,244.87
Actual Overcollateralization	6,929,244.87
Weighted Average Contract Rate	5.70%
Weighted Average Contract Rate, Yield Adjusted	10.38%
Weighted Average Remaining Term	47.95

Flow of Funds	$ Amount
Collections	28,732,300.43
Investment Earnings on Cash Accounts	15,909.35
Servicing Fee	(567,967.63)
Transfer to Collection Account	-
Available Funds	28,180,242.15

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,329,822.42
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	389,596.27
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,929,244.87
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,596,375.84

Total Distributions of Available Funds	28,180,242.15

Servicing Fee	567,967.63
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 06/17/24	618,672,628.63
Principal Paid	23,058,841.14
Note Balance @ 07/15/24	595,613,787.49

Class A-1
Note Balance @ 06/17/24	0.00
Principal Paid	0.00
Note Balance @ 07/15/24	0.00
Note Factor @ 07/15/24	0.0000000%

Class A-2a
Note Balance @ 06/17/24	104,996,878.82
Principal Paid	13,847,345.85
Note Balance @ 07/15/24	91,149,532.97
Note Factor @ 07/15/24	39.6302317%

Class A-2b
Note Balance @ 06/17/24	69,845,749.81
Principal Paid	9,211,495.29
Note Balance @ 07/15/24	60,634,254.52
Note Factor @ 07/15/24	39.6302317%

Class A-3
Note Balance @ 06/17/24	297,200,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	297,200,000.00
Note Factor @ 07/15/24	100.0000000%

Class A-4
Note Balance @ 06/17/24	99,500,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	99,500,000.00
Note Factor @ 07/15/24	100.0000000%

Class B
Note Balance @ 06/17/24	31,390,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	31,390,000.00
Note Factor @ 07/15/24	100.0000000%

Class C
Note Balance @ 06/17/24	15,740,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	15,740,000.00
Note Factor @ 07/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,525,025.17
Total Principal Paid	23,058,841.14
Total Paid	25,583,866.31

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	459,361.34
Principal Paid	13,847,345.85
Total Paid to A-2a Holders	14,306,707.19

Class A-2b
SOFR Rate	5.33303%
Coupon	6.04303%
Interest Paid	328,284.41
Principal Paid	9,211,495.29
Total Paid to A-2b Holders	9,539,779.70

Class A-3
Coupon	4.66000%
Interest Paid	1,154,126.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,154,126.67

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.4190004
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.0906097
Total Distribution Amount	24.5096101

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.9972232
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	60.2058515
Total A-2a Distribution Amount	62.2030747

A-2b Interest Distribution Amount	2.1456497
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	60.2058516
Total A-2b Distribution Amount	62.3515013

A-3 Interest Distribution Amount	3.8833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8833333

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	16.90
Noteholders' Third Priority Principal Distributable Amount	682.60
Noteholders' Principal Distributable Amount	300.50

Account Balances	$ Amount
Reserve Account
Balance as of 06/17/24	2,616,119.83
Investment Earnings	11,276.31
Investment Earnings Paid	(11,276.31)
Deposit/(Withdrawal)	-
Balance as of 07/15/24	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,348,817.70	$4,432,139.38	$4,195,822.56
Number of Extensions	154	152	150
Ratio of extensions to Beginning of Period Receivables Balance	0.64%	0.62%	0.57%